Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
Share-based compensation
15.	Share-based compensation

As of December 31, 2018, the Company has three share-based compensation plans under which awards may be granted to both employees and non-employees, namely, the 2007 Long Term Incentive Plan (the “2007 Plan”), 2015 Long Term Incentive Plan (the “2015 Plan”), and 2014 Restricted Stock Unit Plan (the “2014 RSU Plan”). Compensation cost of US$3,382,628 (2016: US$7,828,255, 2017: US$4,894,478) was recorded in general and administrative expenses with a corresponding credit to additional paid-in capital and payroll and welfare payable in the year ended December 31, 2018. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in the Cayman Islands, a tax free jurisdiction. Hence, no tax benefit was recognized upon the recognition of compensation cost. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the 2014 RSU Plan.

2007 Plan

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On February 26, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.255 per share. These options have a weighted average grant date fair value of US$0.36 per option and a total expected compensation cost, net of expected forfeitures, of US$71,853. These options have vesting periods based on length of service of 36 months and will expire no later than February 26, 2025.

On April 10, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$1.605 per share. These options have a weighted average grant date fair value of US$0.52 per option and a total expected compensation cost, net of expected forfeitures, of US$312,671. These options have vesting periods based on length of service of 36 months and will expire no later than April 10, 2025.

On July 1, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 1,200,000 common shares to two employees, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.48 per option and a total expected compensation cost, net of expected forfeitures, of US$577,836. These options have vesting periods based on length of service of 36 months and will expire no later than July 1, 2025.

On September 30, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.39 per share. These options have a weighted average grant date fair value of US$0.50 per option and a total expected compensation cost, net of expected forfeitures, of US$100,243. These options have vesting periods based on length of service of 36 months and will expire no later than September 30, 2025.

On November 6, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.81 per share. These options have a weighted average grant date fair value of US$0.61 per option and a total expected compensation cost, net of expected forfeitures, of US$122,109. These options have vesting periods based on length of service of 36 months and will expire no later than November 6, 2025.

2015 Plan

In June 2015, the Company approved the 2015 Plan to provide grant of options to purchase shares of company stock with maximum aggregate number of 20 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On July 1, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 6,574,600 common shares to twenty-two employees, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.48 per option and a total expected compensation cost, net of expected forfeitures, of US$3,165,867. These options have vesting periods based on length of service of 34 months and will expire no later than July 1, 2025.

On July 29, 2015, under the 2015 Plan, the Company granted share options with service conditions to purchase up to 81,600 common shares to one employee, at an exercise price of US$1.71 per share. These options have a weighted average grant date fair value of US$0.42 per option and a total expected compensation cost, net of expected forfeitures, of US$34,294. These options have vesting periods based on length of service of 33 months and will expire no later than July 29, 2025.

Assumptions

No options were granted during the years ended December 31, 2017 and 2018.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

		Options Granted in 2015 Under the 2007 Plan	Options Granted in 2015 Under the 2015 Plan
Average risk-free rate of return	%	1.82-1.92%	1.57-1.92%
Expected term		6 Years	6 Years
Volatility rate	%	46.3-55.2%	55.0-55.9%
Dividend yield	%	5%	5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S treasury yield curve in effect at the time of grant. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercise data. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company’s dividend distribution plan. The expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2018
2.975 (exercise price)	180,000	2.975	0.50	77,400
1.21 (exercise price)	112,738	1.21	2.95	247,460
1.085 (exercise price)	100,000	1.085	3.50	232,000
1.64 (exercise price)	200,000	1.64	4.87	353,000
1.21 (exercise price)	39,400	1.21	6.50	86,483
1.81(exercise price)	68,000	1.81	7.85	108,460

Granted	-	-	-	-

Exercised
1.21 (exercise price)	100,000	1.21	-	186,450
1.64 (exercise price)	100,000	1.64	-	141,327

Forfeited
2.975 (exercise price)	180,000	2.975	-	-

Outstanding, December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

Exercisable as at December 31, 2018

1.21 (exercise price)	12,738	1.21	1.95	32,991
1.085 (exercise price)	100,000	1.085	2.50	271,500
1.64 (exercise price)	100,000	1.64	3.87	216,000
1.21 (exercise price)	39,400	1.21	5.50	102,046
1.81(exercise price)	68,000	1.81	6.85	135,320

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$3.80 per common share as of December 31, 2018 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2018. As of December 31, 2018, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2007 Plan. Total fair value of options vested during the year ended December 31, 2016, 2017 and 2018 was US$362,487, US$40,703 and US$33,919, respectively.

The following table is a summary of the Company’s share option activity under the 2015 Plan (in US$, except options):

Options Under the 2015 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2018
1.71(exercise price)	54,400	1.71	7.58	92,208
1.71(exercise price)	3,524,922	1.71	7.50	5,974,743

Granted	-	-	-	-

Exercised
1.71(exercise price)	646,588	1.71	-	612,734

Forfeited
1.71 (exercise price)	54,400	1.71	-	-
1.71 (exercise price)	81,600	1.71	-	-

Outstanding, December 31, 2018
1.71(exercise price)	2,796,734	1.71	6.50	5,845,173

Exercisable as at December 31, 2018
1.71(exercise price)	2,796,734	1.71	6.50	5,845,173

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$3.80 per common share as of December 31, 2018 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2018. As of December 31, 2018, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2015 Plan. Total fair value of options vested during the year ended December 31, 2016, 2017 and 2018 was US$952,941, US$769,798 and US$228,534, respectively.

2014 RSU Plan

On May 23, 2014, the Board of Directors approved the 2014 RSU Plan, which is administered by the Compensation Committee of the Board of Directors. The 2014 RSU Plan provides for discretionary grants of restricted stock units, or RSUs, to or for the benefit of participating employees. The maximum number of common shares that may be delivered to 2014 RSU Plan participants in connection with RSUs granted under the 2014 RSU Plan is 10,000,000, subject to adjustment if the Company’s outstanding common shares are increased, decreased, changed into or exchanged for a different number or kind of shares or securities of the Company through a reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar transaction.

On May 23, 2014, the Company established a trust that is governed by a third party trustee and deposited US$7,042,725 into the trust. The trustee used the funds to acquire 4,234,884 common shares in the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On April 10, 2015, under the 2014 RSU Plan, the Company deposited US$3,259,998 into the trust. The trustee used the funds to acquire 2,076,964 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On April 18, 2016, under the 2014 RSU Plan, the Company deposited US$4,003,999 into the trust. The trustee used the funds to acquire 1,614,220 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On July 27, 2017, under the 2014 RSU Plan, the Company deposited US$3,485,952 into the trust. The trustee has not used the funds to acquire any common shares from the open market as of December 31, 2017. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

On July 30, 2018, under the 2014 RSU Plan, the Company deposited US$3,976,660 into the trust. The trustee has used the funds to acquire 1,732,466 common shares from the open market as of December 31, 2018. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method.

The trustee has used the funds to acquire 1,356,584 common shares from the open market as of December 31, 2018.

The weighted average grant-date fair value of restricted shares granted during the years ended December 31, 2016, 2017 and 2018 was US$2.75, US$2.68 and US$2.21, respectively, which was derived from the fair value of the underlying ordinary shares.

Other awards

On March 20, 2017, the Compensation Committee approved a bonus to one senior executive. A portion of the bonus amounting to US$740,223 is being settled by issuance of the Company’s common shares through the purchase of ADSs by a trust company in the open market and the subsequent transfer of the common shares to the executive. As of December 31, 2018, a portion of the bonus amounting to US378,112 has not been settled. The remaining portion has been settled in cash. There is no vesting condition associated with the ordinary share award. The Company classified this ordinary share award as a liability and recognized share-based compensation expense amounting to
US$740,223 during the year ended 2017.